Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
CASH PROVIDED BY (USED IN): Operating Activities
Net income (loss)	$ 704,296	$ 2,015,340	$ (981,139)
Adjustments for non-cash items:
Current income tax expense (recovery)	(309,024)	2,751,000
Deferred income tax expense (recovery)	13,000	(1,001,000)	423,000
Depreciation	1,079	1,670	2,207
Finance costs		6,786	18,240
Finance income	(189,154)
Foreign exchange gain	(1,225,704)	(507,302)	(37,713)
Gain on sale of investments	(14,635)	(93,693)
Gain on sale of exploration and evaluation assets		(5,871,719)
Other expenses	289,136
Share-based payments	294,432	565,250	72,398
Cash flows from (used in) operations before changes in working capital	(436,574)	(2,133,668)	(503,007)
Net change in non-cash working capital	76,312	(113,747)	44,324
Cash flows from (used in) operating activities	(360,262)	(2,247,415)	(458,683)
Investing Activities
Expenditures on exploration and evaluation assets	(45,879)	(265,059)	(126,658)
Proceeds on sale of mineral property		20,184,056
Proceeds on sale of investments	27,488	109,562
Increase in term deposits	(5,961,905)	(3,694,415)
Decrease in reclamation bond		83,277
Cash flows from (used in) investing activities	(5,980,296)	16,417,421	(126,658)
Financing Activities
Issuance (repurchase) of shares for cash, net	(780,188)	96,760	41,467
Effect of exchange rate fluctuations on cash and equivalents	1,108,197	(180)	(1,243)
Change in cash and equivalents	(6,012,549)	14,266,586	(545,117)
Cash and cash equivalents, beginning of year	14,321,433	54,847	599,964
Cash and cash equivalents, end of year	8,308,884	14,321,433	54,847
Cash	4,592,134	5,722,848	54,847
Term deposits maturing in less than 90 days	3,716,750	8,598,585
Cash and cash equivalents consists	$ 8,308,884	$ 14,321,433	$ 54,847